LEASES - Supplemental balance sheet information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
Operating lease right-of-use assets	$ 118,845	$ 144,029
Total operating lease liabilities	73,915	94,182
Related party
Operating Leases
Operating lease liabilities-related parties	1,636	1,028
Operating lease liabilities, non-current	3,105	10,729
Nonrelated Party
Operating Leases
Operating lease liabilities, current	11,598	14,094
Operating lease liabilities, non-current	$ 57,576	$ 68,331